Saturna Investment Trust

Sextant International Fund

Supplement dated May 22, 2023, to the
Prospectus and Summary Prospectuses dated March 31, 2023

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IMPORTANT NOTICE REGARDING CHANGES IN PORTFOLIO MANAGERS

Sextant International Fund

Effective April 26, 2023, the following paragraph replaces the paragraph under the section titled “Portfolio Managers” on page 4 of the Sextant International Fund Summary Prospectus and page 8 of the Sextant Mutual Funds Prospectus:

Mr. Daniel Y. Kim CFA®, a portfolio manager and investment analyst of Saturna Capital Corporation, is the person primarily responsible for the day-to-day management of the Fund, which he has managed since April 2023. Mr. Bryce R. Fegley MS, CIPM®, CFA®, a portfolio manager and investment analyst of Saturna Capital Corporation, has been the deputy portfolio manager since 2023.

Effective April 26, 2023, the following paragraph replaces the seventh paragraph under the section titled “Investment Adviser” on page 26 of the Sextant Mutual Funds Prospectus:

Mr. Daniel Y. Kim, CFA®, portfolio manager of Sextant International Fund, joined Saturna Capital in 2023. Previous to Saturna, Mr. Kim served as chief investment officer, chief executive officer, and portfolio manager at Blackcrane Capital, LLC and as investment analyst and partner at Mastholm Asset Management, LLC.

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This Supplement must be accompanied by or read in conjunction with the current Summary Prospectus and Prospectus identified above, each dated March 31, 2023.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

Saturna Investment Trust

Idaho Tax-Exempt Fund

Supplement dated May 22, 2023, to the
Prospectus and Summary Prospectuses dated March 31, 2023

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Idaho Tax-Exempt Fund

Effective April 26, 2023, the following paragraph replaces the paragraph under the section titled “Portfolio Manager” on page 5 of the Idaho Tax-Exempt Fund Summary Prospectus and page 5 of the Idaho Tax-Exempt Fund Prospectus:

Ms. Elizabeth Alm CFA®, a portfolio manager and senior investment analyst of Saturna Capital Corporation, is the person primarily responsible for the day-to-day management of the Idaho Tax-Exempt Fund, which she has managed since 2020.

The third paragraph under the section titled “Investment Adviser” on page 8 of the Idaho Tax-Exempt Fund Prospectus is stricken in its entirety.

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This Supplement must be accompanied by or read in conjunction with the current Summary Prospectus and Prospectus identified above, each dated March 31, 2023.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

Saturna Investment Trust

Sextant Mutual Funds

Supplement dated May 22, 2023, to the
Prospectus dated March 31, 2023

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Effective May 1, 2023, the following text replaces the text under the section titled “Liquidity Program (All Funds)” on pages 24-25 of the Sextant Mutual Funds Prospectus:

Liquidity Program (All Funds)

The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program. This program is designed to provide an alternative liquidity source on days where redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareowner redemptions. ReFlow provides this cash by purchasing shares of the Sextant Core Fund, Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Global High Income Fund, and Z Shares of the Sextant Growth Fund and Sextant International Fund at net asset value and ReFlow will not be subject to any investment minimum applicable to such shares. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow's discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareowner.

For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily “Dutch auction” among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. Such a fee is allocated among a Fund's share classes based on relative net assets. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund.

ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund's in-kind redemption policies described under “Purchase and Sale of Fund Shares” below. Investments in the Fund by ReFlow in connection with the ReFlow liquidity program are not subject to the policy described in the “Frequent Trading Policy” section below. The adviser believes that the program has advantages over more conventional alternatives for meeting the Funds' liquidity needs, which typically involve selling portfolio securities and/or liquidating cash reserves. When ReFlow redeems in kind, it is anticipated that the use of the program will reduce a Fund's realization of capital gains.

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This Supplement must be accompanied by or read in conjunction with the current Prospectus identified above, dated March 31, 2023.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

Saturna Investment Trust

Saturna Sustainable Funds

Supplement dated May 22, 2023, to the
Prospectus dated March 31, 2023

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Effective May 1, 2023, the following text replaces the text under the section titled “Liquidity Program (Both Funds)” on page 12 of the Saturna Sustainable Funds Prospectus:

Liquidity Program (Both Funds)

The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program. This program is designed to provide an alternative liquidity source on days where redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareowner redemptions. ReFlow provides this cash by purchasing shares of the Sextant Core Fund, Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Global High Income Fund, and Z Shares of the Sextant Growth Fund and Sextant International Fund at net asset value and ReFlow will not be subject to any investment minimum applicable to such shares. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow's discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareowner.

For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily “Dutch auction” among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. Such a fee is allocated among a Fund's share classes based on relative net assets. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund.

ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund's in-kind redemption policies described under “Purchase and Sale of Fund Shares” below. Investments in the Fund by ReFlow in connection with the ReFlow liquidity program are not subject to the policy described in the “Frequent Trading Policy” section below. The adviser believes that the program has advantages over more conventional alternatives for meeting the Funds' liquidity needs, which typically involve selling portfolio securities and/or liquidating cash reserves. When ReFlow redeems in kind, it is anticipated that the use of the program will reduce a Fund's realization of capital gains.

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This Supplement must be accompanied by or read in conjunction with the current Prospectus identified above, dated March 31, 2023.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

Saturna Investment Trust

All Saturna Investment Trust Funds

Supplement dated May 22, 2023, to the
Statement of Additional Information dated March 31, 2023

Effective April 26, 2023, the following paragraph replaces the first paragraph under the section titled “Portfolio Managers” on page 23 of the Statement of Additional Information:

All Saturna Capital employees, including Elizabeth W. Alm, Jane K. Carten, Patrick T. Drum, Bryce R. Fegley, Daniel Y. Kim, Scott F. Klimo, Christopher E. Paul, Levi Stewart Zurbrugg, and other portfolio managers are paid an annual salary, as set by the board of Saturna Capital. The board also pays bonuses that are partly dependent on the profits of Saturna Capital and may also reflect the results of specific managed accounts or specific businesses of Saturna Capital. As owners of shares and/or stock options of Saturna Capital Corporation, Mmes. Alm and Carten and Messrs. Drum, Fegley, Kim, Klimo, Paul, and Stewart Zurbrugg may benefit from any increase in its value per share that might result from its operations or profits. They may also receive dividends on shares of Saturna Capital. All Saturna Capital employees are eligible for a retirement plan, health care, and other benefits, and a stock option plan. Stock options are annually awarded on the basis of years of service, and not individual performance. Mutual fund portfolio managers are paid a monthly bonus (which may be shared with other employees) when a Fund achieves an overall rating of 4 or 5 stars from Morningstar. The bonus is 1% of the adviser’s net monthly fee (which is based on both assets and performance) for a 4-star rating and 2% of the monthly fee for a 5-star rating.

Effective April 26, 2023, the following table replaces the table titled Portfolio Managers (as of November 30, 2022) on page 24 of the Statement of Additional Information:

The remainder of this page is intentionally blank.

Portfolio Managers (as of Nov. 30, 2022)
Portfolio Manager:	Trust portfolios served as primary manager (assets):	Other investment company portfolios served as primary manager (assets):	Other pooled investment vehicles served as primary manager (assets):	Other accounts (assets):
Elizabeth W. Alm	Sextant Short-Term Bond Fund ($12,314,548)¹ Sextant Bond Income ($9,823,409)¹ Idaho Tax-Exempt Fund ($12,246,883)	None	None	None
Jane K. Carten	Saturna Sustainable Equity Fund ($19,782,555)	None	None	None
Patrick T. Drum	Saturna Sustainable Bond Fund ($28,715,343)	Amana Participation Fund ($208,768,193)	None	None
Bryce R. Fegley	Sextant Global High Income Fund ($9,052,408)¹ Sextant Core Fund ($19,278,614)¹	None	None	Two ($3,201,205)
Daniel Y. Kim	Sextant International Fund ($56,872,305)[1,2]	None	None	None
Scott F. Klimo	Sextant Growth Fund ($54,877,585)¹	Amana Growth Fund ($3,429,293,120)	None	None
Christopher E. Paul	None	None	Five ($86,125,099)¹	Three ($3,657,193)
Levi Stewart Zurbrugg	Sextant Core Fund ($19,278,614)¹	None	None	None
¹ Assets managed with a performance fee. ² Daniel Kim became portfolio manager of Sextant International Fund effective April 26, 2023.

Effective April 26, 2023, the following table replaces the table titled Portfolio Manager Fund Ownership (as of November 30, 2022) on page 24 of the Statement of Additional Information:

The remainder of this page is intentionally blank.

Portfolio Manager Fund Ownership (as of Nov. 30, 2022)
Dollar range of equity securities in Saturna Investment Trust Funds owned beneficially by Portfolio Managers
Elizabeth W. Alm	Sextant Core: $10,001-$50,000 Saturna Sustainable Bond: $1-$10,000
Jane K. Carten

Sextant Growth Investor Shares: $10,001-$50,000
Sextant Growth Z Shares: $100,001-$500,000
Sextant International Z Shares: $10,001-$50,000
Sextant Core: $100,001-$500,000
Sextant Bond Income: $1-$10,000
Sextant Global High Income: $10,001-$50,000
Saturna Sustainable Equity: $500,001-$1,000,000
Saturna Sustainable Bond: $50,001-$100,000

Patrick T. Drum	Saturna Sustainable Bond: $10,001-$50,000
Bryce R. Fegley	Sextant Growth Z Shares: $100,001-$500,000 Sextant International Investor Shares: $1-$10,000 Sextant International Z Shares: $100,001-$500,000 Sextant Global High Income: $100,001-$500,000
Daniel Y. Kim	None¹
Scott F. Klimo	Sextant Growth Z Shares: $100,001-$500,000 Sextant Core: $100,001-$500,000 Saturna Sustainable Equity: $100,001-$500,000
Christopher E. Paul	Sextant International Z-Shares: $100,001-$500,000 Sextant Core: over $1,000,000
Levi Stewart Zurbrugg	Sextant Growth Z Shares: $1-$10,000 Sextant International Z Shares: $1-$10,000 Sextant Short-Term Bond: $10,001-$50,000 Saturna Sustainable Equity: $10,001-$50,000 Saturna Sustainable Bond: $1-$10,000
¹ As of April 26, 2023.

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This Supplement must be accompanied by or read in conjunction with the current Statement of Additional Information identified above, dated March 31, 2023.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

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